DEPOSITS	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
DEPOSITS
DEPOSITS

A summary of deposit balances, by type, at December 31, 2011 and 2010 is as follows:

	December 31,
	2011	2010
	(In Thousands)
Noninterest-bearing demand deposits	$85,958	$66,845

Interest-bearing accounts:
NOW and money market accounts	306,002	247,811
Savings accounts	37,329	56,495
Certificates of deposit (1)	272,637	289,563
Total interest-bearing accounts	615,968	593,869
Total deposits	$701,926	$660,714

(1) Includes brokered deposits of $4.0 million and $4.1 million at December 31, 2011 and 2010, respectively.

Certificates of deposit in denominations of $100,000 or more were $99.5 million at December 31, 2011 and 2010. Effective July 21, 2010, with the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act, the FDIC permanently raised deposit insurance levels to $250,000 per depositor.  Prior to the increase, deposits in excess of $100,000, with the exception of self-directed retirement accounts which are insured up to $250,000, were not federally insured.

Contractual maturities of certificates of deposit as of December 31, 2011 are summarized below (in thousands).

2012	$115,270
2013	78,310
2014	40,807
2015	20,347
2016	14,471
Thereafter	3,432
Total certificates of deposit	$272,637

A summary of interest expense, by account type, for the years ended December 31, 2011, 2010 and 2009 is as follows:

	Years Ended December 31,
	2011	2010	2009
	(In Thousands)
NOW and money market accounts	$1,294	$1,618	$2,189
Savings accounts (1)	197	295	408
Certificates of deposit (2)	5,771	7,524	10,586
Total	$7,262	$9,437	$13,183

(1) Includes interest expense on mortgagors' and investors' escrow accounts.
(2) Includes interest expense on brokered deposits.

Related Party Deposits
Reference Note 13 for a discussion of related party transactions, including deposits from related parties.